Shareholder Report, Holdings (Details) - C000231758	Oct. 31, 2025
Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.50%
U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	94.60%